Intangible Assets	12 Months Ended
Jun. 30, 2019
Related Party Transactions [Abstract]
Intangible Assets
4.	Intangible Assets

Intellectual property, stated at cost, less accumulated amortization consists of the following:

	June 30, 2019	June 30, 2018

Intellectual Property	$2,293,770	$2,293,770
Less Accumulated Amortization	(739,167)	(509,790)
Intellectual Property, Net	$1,554,603	$1,783,980

Amortization expense amounted to $229,377 and $229,377 for the years ended June 30, 2019 and 2018, respectively. The Company amortizes intellectual property over the expected original useful lives of 10 years.

Estimated future amortization expense is as follows:

Year ending June 30,
2020	229,377
2021	229,377
2022	229,377
2023	229,377
2024	229,377
Thereafter	407,718
$1,554,603